Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)
Commitment with Shanghai East Normal University Education Development Fund for Public Welfare Donation Purpose
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued marketing expenses	¥ 25,000	$ 3,736	¥ 5,000